Goodwill and impairment of goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and impairment of goodwill
Schedule of Goodwill

(Euro, in thousands)
On January 1, 2023	€69,813
Exchange differences on goodwill	(256)
On December 31, 2023	€69,557
Exchange differences on goodwill	453
On December 31, 2024	€70,010